                               Table of Contents

                                The Shelby Fund

                      Statement of Assets and Liabilities
                                    PAGE  2

                            Statement of Operations
                                    PAGE  3

                      Statements of Changes in Net Assets
                                    PAGE  4

                       Schedule of Portfolio Investments
                                    PAGE  5

                           The Shelby Large Cap Fund

                      Statement of Assets and Liabilities
                                    PAGE 7

                            Statement of Operations
                                    PAGE 8

                      Statements of Changes in Net Assets
                                    PAGE 9

                       Schedule of Portfolio Investments
                                    PAGE 10

                         Notes to Financial Statements
                                    PAGE 13

                             Financial Highlights
                                    PAGE 18

THE COVENTRY GROUP
THE SHELBY FUND

                      Statement of Assets and Liabilities
                              September 30, 2002
                                  (Unaudited)

ASSETS:
Investments, at value (cost $21,896,044)............................................ $ 19,842,423
Cash................................................................................       72,621
Interest and dividends receivable...................................................       13,680
Prepaid expenses and other assets...................................................        4,843
                                                                                     ------------
       Total Assets.................................................................   19,933,567
                                                                                     ------------
LIABILITIES:
Securities sold short (proceeds $1,270,932).........................................    1,245,300
Options written, at value (premiums received $29,970)...............................       20,000
Accrued expenses and other payables:
   Investment advisory fees.........................................................       15,827
   Administration fees..............................................................          313
   Distribution fees................................................................          163
   Other............................................................................       26,820
                                                                                     ------------
       Total Liabilities............................................................    1,308,423
                                                                                     ------------
NET ASSETS:                                                                          $ 18,625,144
                                                                                     ============
Capital.............................................................................   31,889,711
Accumulated net investment loss.....................................................     (133,529)
Accumulated net realized losses from investment transactions and option transactions  (11,113,019)
Unrealized depreciation from investments and option transactions....................   (2,018,019)
                                                                                     ------------
       Net Assets................................................................... $ 18,625,144
                                                                                     ============
Class Y Shares
   Net Assets....................................................................... $ 17,856,263
   Shares outstanding...............................................................    2,780,187
   Redemption and offering price per share.......................................... $       6.42
                                                                                     ============
Class A Shares
   Net Assets....................................................................... $    768,881
   Shares outstanding...............................................................      119,587
   Redemption price per share....................................................... $       6.43
                                                                                     ============
Maximum Sales Charge................................................................         4.75%
   Maximum Offering Price Per Share (100%/(100%-Maximum Sales Charge) of net asset
     value adjusted to the nearest cent)............................................ $       6.75
                                                                                     ============

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                            Statement of Operations
                  For the Six Months Ended September 30, 2002
                                  (Unaudited)

INVESTMENT INCOME:
   Interest......................................................................... $     2,102
   Dividend.........................................................................      62,070
                                                                                     -----------
       Total Investment Income......................................................      64,172
                                                                                     -----------
EXPENSES:
   Investment advisory..............................................................     106,660
   Administration...................................................................      21,332
   Distribution--Class A............................................................       1,085
   Accounting.......................................................................      22,933
   Custodian........................................................................       3,401
   Transfer agent...................................................................      19,839
   Other............................................................................      27,784
                                                                                     -----------
       Total expenses before reductions.............................................     203,034
       Expenses reduced by Administrator............................................      (5,333)
                                                                                     -----------
       Net Expenses.................................................................     197,701
                                                                                     -----------
Net Investment Loss.................................................................    (133,529)
                                                                                     -----------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions and option contracts...............    (767,157)
Change in unrealized appreciation/depreciation from investments and option contracts  (3,746,595)
                                                                                     -----------
Net realized/unrealized losses from investments.....................................  (4,513,752)
                                                                                     -----------
Change in net assets resulting from operations...................................... $(4,647,281)
                                                                                     ===========

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                      Statements of Changes in Net Assets

                                                                                Six Months
                                                                                   Ended      Year Ended
                                                                               September 30,  March 31,
                                                                                   2002          2002
                                                                               ------------- ------------
                                                                                (Unaudited)
OPERATIONS:
   Net investment loss........................................................  $  (133,529) $   (236,015)
   Net realized loss from investment transactions and option contracts........     (767,157)   (5,400,122)
   Change in unrealized appreciation/depreciation from investments and option
     contracts................................................................   (3,746,595)    6,564,479
                                                                                -----------  ------------
Change in net assets resulting from operations................................   (4,647,281)      928,342
                                                                                -----------  ------------
CAPITAL TRANSACTIONS:
CLASS Y SHARES
   Proceeds from shares issued................................................      199,463    14,444,741
   Cost of shares redeemed....................................................   (1,650,181)  (20,866,663)
                                                                                -----------  ------------
Class Y capital transactions..................................................   (1,450,718)   (6,421,922)
                                                                                -----------  ------------
CLASS A SHARES
   Proceeds from shares issued................................................       22,636       553,127
   Cost of shares redeemed....................................................      (40,090)      (96,251)
                                                                                -----------  ------------
Class A capital transactions..................................................      (17,454)      456,876
                                                                                -----------  ------------
Change in net assets from capital transactions................................   (1,468,172)   (5,965,046)
                                                                                -----------  ------------
Change in net assets..........................................................   (6,115,453)   (5,036,704)
NET ASSETS:
   Beginning of period........................................................   24,740,597    29,777,301
                                                                                -----------  ------------
   End of period..............................................................  $18,625,144  $ 24,740,597
                                                                                ===========  ============
SHARE TRANSACTIONS:
CLASS Y SHARES
   Issued.....................................................................       27,656     1,831,546
   Redeemed...................................................................     (222,309)   (2,629,750)
                                                                                -----------  ------------
Change in Class Y Shares......................................................     (194,653)     (798,204)
                                                                                ===========  ============
CLASS A SHARES
   Issued.....................................................................        3,056        66,000
   Redeemed...................................................................       (5,590)      (11,920)
                                                                                -----------  ------------
Change in Class A Shares......................................................       (2,534)       54,080
                                                                                ===========  ============

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                       Schedule of Portfolio Investments
                              September 30, 2002
                                  (Unaudited)


                  Security                 Value
Shares           Description                 $
------ -------------------------------- -----------
Common Stocks (102.1%):
Advertising (1.6%):
10,000 Lamar Advertising Co.(b)........     303,500

                                        -----------
Apparel Manufacturers (0.2%):
 2,000 Polo Ralph Lauren Corp.(b)......      41,560

                                        -----------
Banks (12.4%):
30,000 Commerce Bancorp, Inc...........   1,245,300
 5,000 M & T Bank Corp.................     394,050
 7,000 S.Y. Bancorp, Inc...............     243,110
10,000 TCF Financial Corp..............     423,300

                                        -----------
                                          2,305,760

                                        -----------
Cable TV (3.0%):
15,000 Cablevision Systems Corp.(b)....     135,900
20,000 Comcast Corp. Special Class A(b)     417,200

                                        -----------
                                            553,100

                                        -----------
Computer Software (1.2%):
 5,000 Microsoft Corp.(b)..............     218,700

                                        -----------
Data Processing/Management (8.0%):
60,000 Certegy, Inc.(b)................   1,206,000
10,000 Fiserv, Inc.(b).................     280,800

                                        -----------
                                          1,486,800

                                        -----------
Electronic Components--Semiconductors (2.2%):
15,000 ARM Holdings PLC-ADR(b).........      88,500
15,000 Broadcom Corp. Class A(b).......     160,200
10,000 Xilinx, Inc.(b).................     158,380

                                        -----------
                                            407,080

                                        -----------
Financial Services (3.7%):
21,001 Concord EFS, Inc.(b)............     333,496
37,500 eFunds Corp.(b).................     351,787

                                        -----------
                                            685,283

                                        -----------
Medical--HMO (5.7%):
10,620 Anthem, Inc.(b).................     690,300
30,000 Humana, Inc.(b).................     372,000

                                        -----------
                                          1,062,300

                                        -----------
Medical--Hospitals (4.2%):
15,900 Tenet Healthcare Corp.(b).......     787,050

                                        -----------

                      Security                    Value
Shares               Description                    $
------ --------------------------------------- -----------
Common Stocks , continued:
Medical--Wholesale Drug Distribution (5.3%):
11,100 AmerisourceBergen Corp.................     792,762
 3,000 Cardinal Health, Inc...................     186,600

                                               -----------
                                                   979,362

                                               -----------
Medical Instruments (2.1%):
15,000 Biomet, Inc............................     399,450

                                               -----------
Medical Laboratories (5.4%):
30,000 Laboratory Corp. of America Holdings(b)   1,013,400

                                               -----------
Medical Products/Supplies (14.7%):
14,600 Alcon, Inc.(b).........................     565,750
10,000 Baxter International, Inc..............     305,500
10,000 Johnson & Johnson......................     540,800
22,500 Medtronic, Inc.........................     947,700
10,000 Zimmer Holdings, Inc.(b)...............     383,400

                                               -----------
                                                 2,743,150

                                               -----------
Multimedia (0.1%):
10,000 Gemstar-TV Guide International, Inc.(b)      25,200

                                               -----------
Oil & Gas Exploration, Production, & Services (0.4%):
10,000 Chesapeake Energy Corp.................      66,000

                                               -----------
Pharmaceuticals (8.2%):
20,000 Amgen, Inc.(b).........................     834,000
10,000 Bristol-Myers Squibb Co................     238,000
10,000 Merck & Co., Inc.......................     457,100

                                               -----------
                                                 1,529,100

                                               -----------
Radio (6.3%):
15,000 Cox Radio, Inc. Class A(b).............     392,400
25,000 Cumulus Media, Inc.(b).................     441,250
15,000 Emmis Communications Corp.
        Class A(b)............................     285,000
 1,500 Radio One, Inc.(b).....................      24,735
10,000 XM Satellite Radio Holdings, Inc.
        Class A(b)............................      39,000

                                               -----------
                                                 1,182,385

                                               -----------
Retail (11.8%):
 7,500 AutoZone, Inc.(b)......................     591,450
30,000 Big Lots, Inc.(b)......................     474,900
15,000 CVS Corp...............................     380,250

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                       Schedule of Portfolio Investments
                              September 30, 2002
                                  (Unaudited)

                    Security                 Value
Shares             Description                 $
------ ----------------------------------- ----------
Common Stocks, continued:
Retail, continued:
10,000 Dollar General Corp................    134,200
20,000 Walgreen Co........................    615,200

                                           ----------
                                            2,196,000

                                           ----------
Security Services (0.3%):
 7,600 ICTS International N.V.............     52,060

                                           ----------
Telecommunications (5.3%):
40,000 Cox Communications, Inc. Class A(b)    983,600

                                           ----------
  Total Common Stocks                      19,020,840

                                           ----------
Preferred Stocks (1.9%):
Multimedia (1.9%):
 7,500 Emmis Communications Corp. Class A.    255,000
 2,500 Sinclair Broadcasting Group, Inc...     99,183

                                           ----------
  Total Preferred Stocks                      354,183

                                           ----------

                        Security                   Value
Shares                 Description                   $
------                 --------------------     -----------
Investment Companies (2.5%):
6,000              Biotech HOLDRs Trust........     467,400

                                                -----------
  Total Investment Companies                        467,400

                                                -----------
  Total Investments
   (Cost $21,896,044)(a)--106.5%                 19,842,423
  Liabilities in excess of other assets--(6.5)%  (1,217,279)

                                                -----------
  NET ASSETS--100.0%                            $18,625,144

                                                ===========

--------
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $ 2,484,203
                    Unrealized depreciation....  (4,537,824)
                                                -----------
                    Net unrealized depreciation $(2,053,621)
                                                ===========

(b) Represents non-income producing security.
ADR--American Depositary Receipt
PLC--Public Limited Company

                                                          Number of  Value
                                                          Contracts    $
                                                          --------- -------
   Written options outstanding at September 30, 2002:
   Call options:
   S&P 500 Index (strike price $830, expires on 10/19/02)    10     (20,000)
                                                                    -------
   Total call options (premium received $29,970).........           (20,000)
                                                                    =======

                                                                 Value
                                                       Shares      $
                                                       ------ ----------
      Short sales at September 30, 2002:
      Commerce Bancorp, Inc........................... 30,000 (1,245,300)
                                                              ----------
      Total short sales (proceeds received $1,270,933)        (1,245,300)
                                                              ==========

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                      Statement of Assets and Liabilities
                              September 30, 2002
                                  (Unaudited)

ASSETS:
Investments, at value (cost $23,967,885)........................................... $17,795,788
Repurchase agreements, at cost.....................................................     536,554
Interest and dividends receivable..................................................      22,099
Receivable from investment advisor.................................................       2,567
Prepaid expenses and other assets..................................................       3,229
                                                                                    -----------
       Total Assets................................................................  18,360,237
                                                                                    -----------
LIABILITIES:
Payable to custodian...............................................................       2,528
Accrued expenses and other payables:
   Investment advisory fees........................................................      12,144
   Administration fees.............................................................         308
   Distribution fees...............................................................       4,048
   Other...........................................................................      33,758
                                                                                    -----------
       Total Liabilities...........................................................      52,786
                                                                                    -----------
NET ASSETS:                                                                         $18,307,451
                                                                                    ===========
Capital............................................................................  25,345,562
Accumulated net investment loss....................................................     (31,772)
Accumulated net realized losses from investment transactions.......................    (834,242)
Unrealized depreciation from investments...........................................  (6,172,097)
                                                                                    -----------
   Net Assets...................................................................... $18,307,451
                                                                                    ===========
   Shares outstanding..............................................................   2,323,895
   Redemption price per share...................................................... $      7.88
                                                                                    ===========
Maximum Sales Charge...............................................................        4.75%
   Maximum Offering Price Per Share (100%/(100%-Maximum Sales Charge) of net asset
     value adjusted to the nearest cent)........................................... $      8.27
                                                                                    ===========

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                            Statement of Operations
                  For the Six Months Ended September 30, 2002
                                  (Unaudited)

  INVESTMENT INCOME:
     Interest.................................................... $     4,034
     Dividend....................................................     141,875
                                                                  -----------
         Total Investment Income.................................     145,909
                                                                  -----------
  EXPENSES:
     Investment advisory.........................................      91,673
     Administration..............................................      21,570
     Distribution................................................      26,962
     Accounting..................................................      18,625
     Custodian...................................................       2,997
     Transfer agent..............................................      14,922
     Other.......................................................      27,012
                                                                  -----------
         Total expenses before reductions/reimbursements.........     203,761
         Expenses reduced/reimbursed by Investment Advisor.......     (20,687)
         Expenses reduced by Administrator.......................      (5,393)
                                                                  -----------
         Net Expenses............................................     177,681
                                                                  -----------
  Net Investment Loss............................................     (31,772)
                                                                  -----------
  REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
  Net realized losses from investment transactions...............    (360,632)
  Change in unrealized appreciation/depreciation from investments  (6,193,757)
                                                                  -----------
  Net realized/unrealized losses from investments................  (6,554,389)
                                                                  -----------
  Change in net assets resulting from operations................. $(6,586,161)
                                                                  ===========

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                      Statements of Changes in Net Assets

                                                                     Six Months
                                                                        Ended     Period Ended
                                                                    September 30,  March 31,
                                                                        2002        2002(a)
                                                                    ------------- ------------
                                                                     (Unaudited)
OPERATIONS:
   Net investment loss.............................................  $   (31,772) $   (54,987)
   Net realized losses from investment transactions................     (360,632)    (473,610)
   Change in unrealized appreciation/depreciation from investments.   (6,193,757)   2,162,605
                                                                     -----------  -----------
Change in net assets resulting from operations.....................   (6,586,161)   1,634,008
                                                                     -----------  -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued.....................................    1,465,801    4,629,309
   Proceeds from common trust conversion...........................           --   20,872,542
   Cost of shares redeemed.........................................   (1,195,150)  (2,512,898)
                                                                     -----------  -----------
Change in net assets from capital transactions.....................      270,651   22,988,953
                                                                     -----------  -----------
Change in net assets...............................................   (6,315,510)  24,622,961
NET ASSETS:
   Beginning of period.............................................   24,622,961           --
                                                                     -----------  -----------
   End of period...................................................  $18,307,451  $24,622,961
                                                                     ===========  ===========
SHARE TRANSACTIONS:
   Issued..........................................................      154,247      450,877
   Issued from common trust conversion.............................           --    2,087,254
   Redeemed........................................................     (125,150)     243,333
                                                                     -----------  -----------
Change in shares...................................................       29,097    2,294,798
                                                                     ===========  ===========

--------
(a) For the period from September 10, 2001 (commencement of operations) through March 31, 2002.

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                       Schedule of Portfolio Investments
                              September 30, 2002
                                  (Unaudited)

 Shares
   or
Principal                Security                   Value
 Amount                 Description                   $
--------- --------------------------------------- ---------
Common Stocks (97.2%):
Banks (10.5%):
  6,200   Bank of New York Co., Inc..............   178,188
  5,000   Fifth Third Bancorp....................   306,150
  7,500   National City Corp.....................   213,975
  2,500   Northern Trust Corp....................    94,300
 12,425   SouthTrust Corp........................   301,306
  4,300   State Street Corp......................   166,152
  5,250   SunTrust Banks, Inc....................   322,770
  6,900   Wells Fargo & Co.......................   332,304

                                                  ---------
                                                  1,915,145

                                                  ---------
Beverages--Non-alcoholic (1.6%):
  4,789   Coca-Cola Co...........................   229,680
  1,500   PepsiCo, Inc...........................    55,425

                                                  ---------
                                                    285,105

                                                  ---------
Computer Services (1.2%):
  4,225   Computer Sciences Corp.(b).............   117,413
  7,800   Electronic Data Systems Corp...........   109,044

                                                  ---------
                                                    226,457

                                                  ---------
Computer Software (4.8%):
  7,300   BMC Software, Inc.(b)..................    95,411
  3,350   Computer Associates International, Inc.    32,160
 12,200   Microsoft Corp.(b).....................   533,628
 28,000   Oracle Corp.(b)........................   220,080

                                                  ---------
                                                    881,279

                                                  ---------
Computers (3.9%):
  6,525   Dell Computer Corp.(b).................   153,403
 12,000   Gateway, Inc.(b).......................    35,640
  6,900   Hewlett-Packard Co.....................    80,523
  6,100   International Business Machines Corp...   356,179
 32,236   Sun Microsystems, Inc.(b)..............    83,491

                                                  ---------
                                                    709,236

                                                  ---------
Computers--Peripheral Equipment (1.5%):
 21,516   Cisco Systems, Inc.(b).................   225,488
 11,300   EMC Corp.(b)...........................    51,641

                                                  ---------
                                                    277,129

                                                  ---------
Cosmetics/Personal Care (3.2%):
  2,300   Colgate-Palmolive Co...................   124,085

 Shares
   or
Principal            Security               Value
 Amount             Description               $
--------- ------------------------------- ---------
Common Stocks, continued:
Cosmetics/Personal Care, continued:
  2,250   Gillette Co....................    66,600
  4,450   Procter & Gamble Co............   397,741

                                          ---------
                                            588,426

                                          ---------
Data Processing/Management (2.3%):
  7,800   Automatic Data Processing, Inc.   271,206
  5,400   First Data Corp................   150,930

                                          ---------
                                            422,136

                                          ---------
Diversified Manufacturing (7.3%):
  5,000   Federal Signal Corp............    92,100
 29,800   General Electric Co............   734,570
  3,665   Illinois Tool Works, Inc.......   213,779
  3,900   Lancaster Colony Corp..........   164,268
  2,200   United Technologies Corp.......   124,278

                                          ---------
                                          1,328,995

                                          ---------
Electronic Components (2.8%):
  3,500   Emerson Electric Co............   153,790
 23,050   Intel Corp.....................   320,165
  2,229   Texas Instruments, Inc.........    32,922

                                          ---------
                                            506,877

                                          ---------
Entertainment (0.4%):
  5,000   Walt Disney Co.................    75,700

                                          ---------
Financial Services (10.2%):
  6,991   American Express Co............   217,979
  6,000   CIT Group, Inc.(b).............   107,880
 17,200   Citigroup, Inc.................   509,980
  4,050   Fannie Mae.....................   241,137
  4,361   Franklin Resources, Inc........   135,627
  3,800   Freddie Mac....................   212,420
  1,100   Household International, Inc...    31,141
  2,000   MBIA, Inc......................    79,900
  5,200   MBNA Corp......................    95,576
 10,000   Providian Financial Corp.......    49,000
  5,800   Washington Mutual, Inc.........   182,526

                                          ---------
                                          1,863,166

                                          ---------
Food Products & Services (2.6%):
  8,750   ConAgra Foods, Inc.............   217,438

                                   Continued

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                       Schedule of Portfolio Investments
                              September 30, 2002
                                  (Unaudited)

 Shares
   or
Principal             Security                  Value
 Amount              Description                  $
--------- ---------------------------------- -----------
Common Stocks, continued:
Food Products & Services, continued:
  9,300   SYSCO Corp........................     264,027

                                             -----------
                                                 481,465

                                             -----------
Food Stores (1.9%):
  5,600   Albertson's, Inc..................     135,296
  8,450   Kroger Co.(b).....................     119,145
  4,000   Safeway, Inc.(b)..................      89,200

                                             -----------
                                                 343,641

                                             -----------
Health Services (0.1%):
  1,000   First Health Group Corp.(b).......      27,120

                                             -----------
Household Products (0.7%):
  4,200   Newell Rubbermaid, Inc............     129,654

                                             -----------
Insurance (4.1%):
  5,750   Allstate Corp.....................     204,413
  8,300   American International Group, Inc.     454,010
  2,300   Marsh & McLennan Cos., Inc........      95,772

                                             -----------
                                                 754,195

                                             -----------
Medical--Wholesale Drug Distribution (1.7%):
  4,875   Cardinal Health, Inc..............     303,225

                                             -----------
Medical Products/Supplies (5.0%):
  1,000   Henry Schein, Inc.(b).............      52,750
 10,025   Johnson & Johnson.................     542,152
  7,742   Medtronic, Inc....................     326,093

                                             -----------
                                                 920,995

                                             -----------
Multimedia (0.7%):
 11,000   AOL Time Warner, Inc.(b)..........     128,700

                                             -----------
Office Equipment & Supplies (1.4%):
  3,200   Lexmark International, Inc.(b)....     150,400
  3,500   Pitney Bowes, Inc.................     106,715

                                             -----------
                                                 257,115

                                             -----------
Paints & Coatings (1.8%):
 11,600   RPM, Inc..........................     163,096
  7,000   Sherwin-Williams Co...............     165,760

                                             -----------
                                                 328,856

                                             -----------

 Shares
   or
Principal              Security                 Value
 Amount               Description                 $
--------- ----------------------------------- ---------
Common Stocks, continued:
Pharmaceuticals (10.1%):
  6,400   Amgen, Inc.(b).....................   266,880
  2,139   Biogen, Inc.(b)....................    62,609
  6,775   Bristol-Myers Squibb Co............   161,245
  6,925   Merck & Co., Inc...................   316,542
 26,300   Pfizer, Inc........................   763,225
  9,950   Schering-Plough Corp...............   212,134
  1,950   Wyeth..............................    62,010

                                              ---------
                                              1,844,645

                                              ---------
Restaurants (1.1%):
  8,200   McDonald's Corp....................   144,812
  1,500   Wendy's International, Inc.........    49,665

                                              ---------
                                                194,477

                                              ---------
Retail (10.8%):
    900   AutoZone, Inc.(b)..................    70,974
  6,550   Bed Bath & Beyond, Inc.(b).........   213,334
  2,500   Best Buy Co., Inc.(b)..............    55,775
 10,975   Home Depot, Inc....................   286,448
  1,000   Kohl's Corp.(b)....................    60,810
  5,200   Lowe's Cos., Inc...................   215,280
  9,800   Target Corp........................   289,296
 11,000   Wal-Mart Stores, Inc...............   541,639
  8,174   Walgreen Co........................   251,432

                                              ---------
                                              1,984,988

                                              ---------
Shipping/Transportation (0.7%):
  2,100   United Parcel Service, Inc. Class B   131,313

                                              ---------
Telecommunications (3.8%):
  2,550   Alltel Corp........................   102,332
  6,700   BellSouth Corp.....................   123,012
 11,300   SBC Communications, Inc............   227,130
  9,000   Verizon Communications, Inc........   246,960

                                              ---------
                                                699,434

                                              ---------
Telecommunications Equipment (1.0%):
  5,900   Corning, Inc.(b)...................     9,440
  5,300   Lucent Technologies, Inc.(b).......     4,028
  9,000   Nokia Corp.-ADR....................   119,250
 12,300   Nortel Networks Corp.(b)...........     6,642

                                   Continued

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                       Schedule of Portfolio Investments
                              September 30, 2002
                                  (Unaudited)

 Shares
   or
Principal               Security                    Value
 Amount                Description                    $
---------     --------------------------------   -----------
Common Stocks, continued:
Telecommunications Equipment, continued:
   1,700     QUALCOMM, Inc.(b)..................      46,954

                                                 -----------
                                                     186,314

                                                 -----------
  Total Common Stocks                             17,795,788

                                                 -----------
Repurchase Agreements (2.9%):
$536,554     Fifth Third Bank, 1.45%, 10/1/02...     536,554

                                                 -----------
  Total Repurchase Agreements                        536,554

                                                 -----------
  Total Investments
   (Cost $24,504,439)(a)--100.1%                  18,332,342
  Liabilities in excess of other assets--(0.1)%      (24,891)

                                                 -----------
  NET ASSETS--100.0%                             $18,307,451

                                                 ===========

--------
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $ 1,265,734
                    Unrealized depreciation....  (7,437,831)
                                                -----------
                    Net unrealized depreciation $(6,172,097)
                                                ===========

(b) Represents non-income producing security.

ADR--American Depositary Receipt

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                              September 30, 2002
                                  (Unaudited)

1. Organization:

  The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of the date of this report, the Group offered multiple separate series, each with its own investment objective. The accompanying financial statements are for The Shelby Fund and The Shelby
  Large Cap Fund, (collectively, the "Funds" and individually, a "Fund"), two series within the Group. The other funds of the Group are presented elsewhere.

  As of September 30, 2002, the Funds are authorized to sell three classes of shares, namely, Class Y shares, Class A shares and Class B shares. Class B shares of the Funds and Class Y Shares of the Shelby Large Cap Fund have not been offered for sale as of September 30, 2002. Each Class A and Class Y share of the Fund represents identical interests in the Funds' investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Class Y shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. Significant Accounting Principles:

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments in common and preferred stocks, commercial paper, corporate bonds, U.S. Government securities and U.S. Government agency securities are valued at their market values determined on the basis of the latest available bid quotation, (ask quotation for short sale positions) in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair value by the investment adviser under the supervision of the Group's Board of Trustees. Pricing services may be used to value certain securities when the prices provided are believed to reflect the fair market value of such securities.

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                              September 30, 2002
                                  (Unaudited)


     Security Transactions and Related Income:

     Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     The Funds may enter into repurchase agreements with financial institutions such as banks and broker-dealers which the investment advisor, SMC Capital, Inc., deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by a Fund's custodian or another qualified custodian. The repurchase agreements outstanding as of September 30, 2002 were collateralized by U.S. Government securities.

     Short Sale Transactions:

     The Funds may from time to time sell securities short. Short sales are transactions in which a Fund sells a security it does not own (but has borrowed), in anticipation of a decline in the market value of that security. The Funds may engage in short sales "against the box", in which a Fund, at the time of the short sale, owns or has the right to obtain securities equivalent in kind and amount. A Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which a Fund must purchase or deliver the security sold short. A Fund will realize a gain if the security declines in value between those dates. All short sales must be collateralized to the extent required by the applicable law. A Fund maintains the collateral in a segregated account with its custodian, consisting of cash and securities sufficient to collateralize its obligation on the short positions.

     Options Transactions:

     The Funds may write (sell) and purchase put and call options on securities, currencies and indices of securities (collectively, an "underlying asset"). These transactions are to hedge against changes in interest rates, security prices, currency fluctuations and other market developments, or for the purpose of earning additional income (i.e. speculation).

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                              September 30, 2002
                                  (Unaudited)


     When a Fund writes a covered call or put option, an amount equal to the net premium received is included in a Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. The risk associated with writing an option is that a Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price which could be significantly different from the current market value.

     When a Fund purchases a call or put option, an amount equal to the premium paid is included in a Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Written and purchased options are non-income producing securities.

     The table below reflects the Funds' activity in written options during the six months ended September 30, 2002. The premiums column represents the premiums paid by the option counterparties to the Fund in connection with entering into the written options. The Shelby Large Cap Fund had no written option activity during the period.

     Written option activities for the six months ended September 30, 2002:

     The Shelby Fund

                                         Call Options         Put Options
                                     -------------------  -------------------
                                     Number of            Number of
                                     Contracts  Premiums  Contracts  Premiums
                                     --------- ---------  --------- ---------
  Balance at beginning of year......     --    $      --      --    $      --
  Options written...................     40      240,374      50      199,300
  Options closed....................    (30)    (210,404)    (50)    (199,300)
                                        ---    ---------     ---    ---------
  Options outstanding at end of year     10    $  29,970      --    $      --
                                        ===    =========     ===    =========

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                              September 30, 2002
                                  (Unaudited)


     Distributions to Shareholders:

     Distributions from net investment income, if any, are declared and paid semi-annually by the Funds. Distributable net realized gains, if any, are declared and distributed at least annually by the Funds.

     Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Funds from all, or substantially all, federal income taxes.

     Expense Allocation:

     Expenses that are directly related to a Fund are charged directly to that Fund, while general Group expenses are allocated between the Funds based on their relative net assets or another appropriate method.

3. Purchases and Sales of Securities:

  Purchases and sales of portfolio securities (excluding short-term securities) for the six months ended September 30, 2002 were as follows:

                                        Purchases     Sales
                                       ----------- -----------
                 Shelby Fund.......... $12,393,243 $20,811,830
                 Shelby Large Cap Fund $ 3,019,989 $20,916,260

4. Related Party Transactions:

  Investment advisory services are provided to the Funds by SMC Capital, Inc. ("SMC"). Under the terms of the Investment Advisory Agreement, SMC is entitled to receive fees computed based on an annual percentage of 1.00% of the average daily net assets of The Shelby Fund and 0.85% of the average daily net assets of The Shelby Large Cap Fund.

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                              September 30, 2002
                                  (Unaudited)


  BISYS Fund Services Ohio, Inc. ("BISYS"), with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the Administration agreement, BISYS is entitled to receive fees computed based on an annual percentage of 0.20% of the average daily net assets of the Funds.

  BISYS also serves the Funds as transfer agent and fund accountant. Under the terms of the Transfer Agency and Fund Accounting Agreements, BISYS' fees are computed on the basis of the number of shareholders and average daily net assets, respectively plus out-of-pocket expenses.

  BISYS Fund Services Limited Partnership serves as the Funds' distributor (the "Distributor") and has entered into a Service and Distribution Plan (the "Plan"). This Plan is pursuant to Rule 12b-1 under the 1940 Act under which the Class A and Class B shares of the Funds may directly incur or reimburse the Distributor for expenses related to the distribution and promotion of such shares. The annual limitation for payment of such expenses is 0.25% and 1.00% of the average daily net assets of Class A and Class B, respectively.

  The Advisor has entered into an expense limitation agreement with The Shelby Large Cap Fund to limit the Total Fund Operating Expenses of the Fund's Class A and Class B Shares to 1.65% and 2.40% of the Fund's average daily net assets, respectively, for the Fund's current fiscal year. The Fund has agreed contractually to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses of the Class A Shares and the Class B Shares to exceed 1.65% and 2.40%, respectively, and the repayment is made within three years after the year in which the Advisor incurred the expense. For the six month period ended September 30, 2002, the Advisor waived fees and/or reimbursed expenses for the Fund in the amount of $20,687. Since the Fund's commencement of operations on September 10, 2001, the Advisor has waived fees and/or reimbursed expenses for the Fund in the amount of $63,931, and the Advisor is currently eligible to be repaid this amount by the Fund, subject to the percentage limitations referenced above.

5. Common Trust Conversion:

  On September 10, 2001, The Shelby Large Cap Fund commenced operations with the combination of all of the assets and liabilities of several common trust funds. The following is a summary of shares issued, net assets converted, net asset value per share, and unrealized depreciation as of the conversion date:

                                                   Net Asset
                                          Net      Value Per  Unrealized
                              Shares     Assets      Share   Depreciation
                             --------- ----------- --------- ------------
       Shelby Large Cap Fund 2,087,254 $20,872,542  $10.00   ($2,140,944)

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                             Financial Highlights

Selected data for a share outstanding throughout the periods indicated:

                                                                     Class Y Shares
                                         --------------------------------------------------------------------
                                          Six Months       Year       Year       Year       Year       Year
                                             Ended         Ended      Ended      Ended      Ended      Ended
                                         September 30,   March 31,  March 31,  March 31,  March 31,  March 31,
                                             2002          2002       2001       2000       1999       1998
                                         -------------   ---------  ---------  ---------  ---------  ---------
                                          (Unaudited)
Net Asset Value, Beginning of Period....    $  7.99       $  7.75    $ 20.08    $ 11.53    $ 13.66    $ 11.13
                                            -------       -------    -------    -------    -------    -------
Operations:
  Net investment loss...................      (0.05)        (0.08)     (0.09)     (0.16)     (0.10)     (0.15)
  Net realized/unrealized
   gains/(losses) from investments and
   options..............................      (1.52)         0.32     (10.08)      9.39       1.07       4.40
                                            -------       -------    -------    -------    -------    -------
Total from operations...................      (1.57)         0.24     (10.17)      9.23       0.97       4.25
                                            -------       -------    -------    -------    -------    -------
Dividends:
  Net realized gains from investment
   transactions.........................         --            --      (2.16)     (0.68)     (3.10)     (1.72)
                                            -------       -------    -------    -------    -------    -------
Total from dividends....................         --            --      (2.16)     (0.68)     (3.10)     (1.72)
                                            -------       -------    -------    -------    -------    -------
Change in net asset value per share.....      (1.57)         0.24     (12.33)      8.55      (2.13)      2.53
                                            -------       -------    -------    -------    -------    -------
Net Asset Value, End of Period..........    $  6.42       $  7.99    $  7.75    $ 20.08    $ 11.53    $ 13.66
                                            =======       =======    =======    =======    =======    =======
Total Return............................     (19.65%)(a)     3.10%    (53.42%)    82.50%     10.82%     39.31%
Ratios/Supplemental Data:
  Net Assets, end of period (000).......    $17,856       $23,763    $29,248    $68,417    $38,204    $90,544
  Ratio of expenses to average
   net assets...........................       1.85%(b)      1.78%      1.45%      1.59%      1.48%      1.29%
  Ratio of net investment loss to
   average net assets...................      (1.24%)(b)    (0.84%)    (0.67%)    (1.18%)    (0.67%)    (0.95%)
  Ratio of expenses to average net
   assets*..............................       1.91%(b)      1.83%      1.50%      1.64%      1.53%      1.34%
  Portfolio Turnover**..................      57.01%        70.83%    284.76%    122.25%    161.45%    176.66%

--------
(a) Not annualized.
(b) Annualized.
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                             Financial Highlights

Selected data for a share outstanding throughout the periods indicated:

                                                 Class A Shares
                               ---------------------------------------------
                                Six Months       Year      Year       Period
                                   Ended         Ended     Ended       Ended
                               September 30,   March 31, March 31,   March 31,
                                   2002          2002      2001       2000(a)
                               -------------   --------- ---------  ---------
                                (Unaudited)
Net Asset Value, Beginning of
  Period......................    $  8.01       $ 7.78    $ 20.18    $ 12.38
                                  -------       ------    -------    -------
Operations:
  Net investment loss.........      (0.05)       (0.07)     (0.12)     (0.03)
  Net realized/unrealized
   gains/(losses) from
   investments and options....      (1.53)        0.30     (10.12)      8.51
                                  -------       ------    -------    -------
Total from operations.........      (1.58)        0.23     (10.24)      8.48
                                  -------       ------    -------    -------
Dividends:
  Net realized gains from
   investment transactions....         --           --      (2.16)     (0.68)
                                  -------       ------    -------    -------
Total from dividends..........         --           --      (2.16)     (0.68)
                                  -------       ------    -------    -------
Change in net asset value per
  share.......................      (1.58)        0.23     (12.40)      7.80
                                  -------       ------    -------    -------
Net Asset Value, End of Period    $  6.43       $ 8.01    $  7.78    $ 20.18
                                  =======       ======    =======    =======
Total Return..................     (19.73%)(b)    2.96%    (53.50%)    74.29%(b)
Ratios/Supplemental Data:
  Net Assets, end of period
   (000)......................    $   769       $  978    $   529    $    54
  Ratio of expenses to
   average net assets.........       2.10%(c)     2.03%      1.72%      1.64%(c)
  Ratio of net investment
   loss to average net assets.      (1.49%)(c)   (1.15%)    (0.86%)    (1.42%)(c)
  Ratio of expenses to
   average net assets*........       2.15%(c)     2.08%      1.77%      1.70%(c)
  Portfolio Turnover**........      57.01%       70.83%    284.76%    122.25%(c)

--------
(a) For the period from October 28, 1999 (commencement of operations) through March 31, 2000.
(b) Not annualized.
(c) Annualized.
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                             Financial Highlights

Selected data for a share outstanding throughout the periods indicated:

                                                     Six Months       Period
                                                        Ended          Ended
                                                    September 30,    March 31,
                                                        2002          2002(a)
                                                    -------------   ---------
                                                     (Unaudited)
Net Asset Value, Beginning of Period...............    $ 10.73       $ 10.00
                                                       -------       -------
Operations:
 Net investment loss...............................      (0.04)        (0.02)
 Net realized/unrealized gains from investments....      (2.81)         0.75
                                                       -------       -------
Total from operations..............................      (2.85)         0.73
                                                       -------       -------
Change in net asset value per share................      (2.85)         0.73
                                                       -------       -------
Net Asset Value, End of Period.....................    $  7.88       $ 10.73
                                                       =======       =======
Total Return (excludes sales charge)...............     (26.56%)(b)     7.30%(b)
Ratios/Supplemental Data:
 Net Assets, end of period (000)...................    $18,307       $24,623
 Ratio of expenses to average net assets...........       1.65%(c)      1.65%(c)
 Ratio of net investment loss to average net assets      (0.30%)(c)    (0.43%)(c)
 Ratio of expenses to average net assets*..........       1.89%(c)      2.04%(c)
 Portfolio Turnover................................      10.20%(b)      9.55%(b)

--------
(a) For the period from September 10, 2001 (commencement of operations) through March 31, 2002.
(b) Not annualized.
(c) Annualized.
* During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

                      See notes to financial statements.

INVESTMENT ADVISOR
SMC Capital, Inc.
4350 Brownsboro Rd.
Suite 310
Louisville, Kentucky 40207

ADMINISTRATOR
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT PUBLIC ACCOUNTANTS
Ernst & Young
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215



This report is for the information of shareholders of The Shelby Funds, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, and operating policies of the Funds. Read the prospectus carefully before investing or sending money.

11/02


                            [LOGO] THE SHELBY FUNDS


                               SMC Capital, Inc.
                              Investment Advisor


                              SEMI-ANNUAL REPORT
                                      TO
                                 SHAREHOLDERS
                              September 30, 2002


                    BISYS Fund Services Limited Partnership
                               3435 Stelzer Road
                             Columbus, Ohio 43219